UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington,  D.C.    20549

                              FORM 13-F

                        FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:	   3-31-99

Check here if Amendment  [  ] ;  Amendment Number:
  This Amendment (Check only one.):	[   ]  is a restatement.
                                   	[   ]  adds new holdings
                                          	entries

Institutional Investment Manager Filing this Report:

Name:      	J. V. BRUNI AND COMPANY
Address:   	1528 N. Tejon Street
           	Colorado Springs, CO  80907

Form 13F File Number:	28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	  Jerome V. Bruni
Title:	 President
Phone:	 (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni           	Colorado Springs, Colorado	        4-29-99

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	            	0

Form 13F Information Table Entry Total:	      	36

Form 13F Information Table Value Total:  	 99,511
		                                      	(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                    FORM 13F INFORMATION TABLE

                                                            SHRS OR
                                                            PRN AMT;
                                                    VALUE   SH/PRN;PU INVESTMENT OTHER
        NAME OF ISSUER    TITLE OF CLASS   CUSIP   (X$1000) PUT/CALL  DISCRETION MANAGERS  VOTING AUTHORITY
                                                                                         SOLE   SHARED   NONE
Affiliated Managers Group       Com      008252108    4,830 185,770SH   SOLE      N/A    18,720   0     167,050
Allied Capital Corporation      Com      01903Q108    5,211 283,617SH   SOLE      N/A    26,605   0     257,012
America OnLine Inc Del          Com      02364J104   13,568  92,297SH   SOLE      N/A     8,225   0      84,072
American Homestar Corp          Com      026651109    2,836 387,852SH   SOLE      N/A    33,849   0     354,003
Arrow Electrs Inc.              Com      042735100    3,422 228,160SH   SOLE      N/A    24,320   0     203,840
Belco Oil & Gas Corp            Com      077410108      468  78,746SH   SOLE      N/A     7,530   0      71,216
BellSouth Corp.                 Com      079860102      207   5,162SH   SOLE      N/A         0   0       5,162
Bristol Myers Squibb Co         Com      110122108      205   3,200SH   SOLE      N/A         0   0       3,200
CMAC Invt  Corp                 Com      125662106    5,470 140,254SH   SOLE      N/A    12,449   0     127,805
Capital Re Corp                 Com      140432105    4,348 252,042SH   SOLE      N/A    24,740   0     227,302
Covenant Trans Inc              Cl A     22284P105    3,229 217,098SH   SOLE      N/A    22,524   0     194,574
Edelbrock Corp                  Com      279434104      505  33,640SH   SOLE      N/A     2,370   0      31,270
Equity Office Properties Tr     Com      294741103    2,393  94,323SH   SOLE      N/A     7,710   0      86,613
Equity Residential Pptys Tr  Sh Ben Int  29476L107      442  10,726SH   SOLE      N/A       300   0      10,426
Financial Sec Assurn Hldgs      Com      31769P100    4,918  99,110SH   SOLE      N/A     8,088   0      91,022
G T S Duratek Inc               Com      36237J107    1,586 309,500SH   SOLE      N/A    28,750   0     280,750
General Nutrition Cos Inc       Com      37047F103    3,427 244,786SH   SOLE      N/A    24,670   0     220,116
Kimco Realty Cp Dep Shrs   Pfd Conv Ser D49446R877      288  12,095SH   SOLE      N/A       255   0      11,840
Kimco Realty Corp               Com      49446R109    1,449  39,283SH   SOLE      N/A     1,540   0      37,743
Manufactured Home Cmntys In     Com      564682102    1,555  64,795SH   SOLE      N/A     2,800   0      61,995
Mestek Inc                      Com      590829107    2,051 107,933SH   SOLE      N/A    10,060   0      97,873
N C I Building Sys Inc          Com      628852105    6,191 263,430SH   SOLE      N/A    22,436   0     240,994
Nabors Inds Inc                 Com      629568106    4,042 222,237SH   SOLE      N/A    20,460   0     201,777
O T R Express Inc               Com      671062107      161  52,475SH   SOLE      N/A     3,410   0      49,065
Palm Harbor Homes               Com      696639103    3,232 148,593SH   SOLE      N/A    13,579   0     135,014
PremiumWear Inc                 Com      740909106      437  92,005SH   SOLE      N/A     8,100   0      83,905
Public Storage Inc              Com      74460D109    2,220  88,792SH   SOLE      N/A     7,480   0      81,312
Raymond James Financial Inc     Com      754730109    3,516 178,040SH   SOLE      N/A    13,724   0     164,316
Rouse Co                        Com      779273101    2,782 125,375SH   SOLE      N/A     9,856   0     115,519
S L Green Rlty Corp             Com      78440X101      242  12,880SH   SOLE      N/A         0   0      12,880
Schuff Stl Co                   Com      808156103      814 138,590SH   SOLE      N/A    14,680   0     123,910
Smithway Mtr Xpress Corp        Cl A     832653109    1,529 197,332SH   SOLE      N/A    18,486   0     178,846
Transport Corp of Amer Inc      Com      89385P102    2,732 237,560SH   SOLE      N/A    23,498   0     214,062
U T I Energy Corp               Com      903387108    2,628 247,335SH   SOLE      N/A    22,000   0     225,335
Weatherford Intl Inc            Com      947074100    3,107 118,945SH   SOLE      N/A    10,215   0     108,730
Wells Fargo & Co New            Com      949746101    3,469  98,942SH   SOLE      N/A     6,872   0      92,070

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